Long Term Debt (Narrative) (Details) $ in Millions, $ in Millions						6 Months Ended	12 Months Ended
	Dec. 15, 2022 CAD ($)	Sep. 22, 2022	Sep. 15, 2022 USD ($)	Jul. 12, 2022 USD ($)	Mar. 24, 2022	Jun. 30, 2022	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Jul. 15, 2022 CAD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 3,155	$ 2,729
Proceeds from issuance of long-term debt							784	2,554
Repayments of Long-term Debt							367	1,660
Florida Electric Utility [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt				$ 600
Canadian Electric Utilities | Revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600						$ 800
Line of Credit Facility, Expiration Date	Dec. 16, 2026						Dec. 16, 2027
Canadian Electric Utilities | Non-revolving term loan
Debt Instrument [Line Items]
Debt Instrument, Maturity Date							Jul. 15, 2024
Line of Credit Facility, Maximum Borrowing Capacity										$ 400
Gas Utilities and Infrastructure [Member] | Revolving credit facility
Debt Instrument [Line Items]
Debt Instrument, Maturity Date						Jun. 30, 2025	Jun. 30, 2026
Gas Utilities and Infrastructure [Member] | Non-revolving term loan
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Sep. 23, 2022					Mar. 22, 2024
Line of Credit Facility, Maximum Borrowing Capacity									$ 80
Emera
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 2,528	2,399
Emera | Revolving credit facility
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 30, 2026						Jun. 30, 2027
Line of Credit Facility, Maximum Borrowing Capacity							$ 900
NSPI
Debt Instrument [Line Items]
Long-term Debt, Gross							3,546	3,041
NMGC
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 629	$ 589
Note Maturity Date Of September 15, 2022 | Florida Electric Utility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			$ 250
Senior Note Maturity Date Of July 12, 2024 | Florida Electric Utility [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date							Jul. 12, 2024
Stated interest rate				3.875%
Proceeds from issuance of long-term debt				$ 300
Senior Note Maturity Date Of July 15, 2052 | Florida Electric Utility [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date							Jul. 15, 2052
Stated interest rate				5.00%
Proceeds from issuance of long-term debt				$ 300
Floating rate note | Other Electric Utilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Mar. 25, 2022		Mar. 25, 2027